Tax assets and liabilities (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance	$ 0	$ 0	$ 5,589	$ 3,590
Charged to Income	0	0	(5,589)	1,999
Charged directly to Equity
Changes in Tax Rate	0	0	0	0
Exchange Differences	0	0	0	0
Closing Balance	0	0	0	5,589
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		0	1,668	1,251
Charged to Income			(1,668)	417
Charged directly to Equity
Changes in Tax Rate			0	0
Exchange Differences			0	0
Closing Balance			0	1,668
Doubtful debts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		0	80	85
Charged to Income			(80)	(5)
Charged directly to Equity
Changes in Tax Rate			0	0
Exchange Differences			0	0
Closing Balance			0	80
Provision for annual leave [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		0	296	273
Charged to Income			(296)	23
Charged directly to Equity
Changes in Tax Rate			0	0
Exchange Differences			0	0
Closing Balance			0	296
Provision for long service leave [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		0	79	66
Charged to Income			(79)	13
Charged directly to Equity
Changes in Tax Rate			0	0
Exchange Differences			0	0
Closing Balance			0	79
Other payroll provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		0	124	142
Charged to Income			(124)	(18)
Charged directly to Equity
Changes in Tax Rate			0	0
Exchange Differences			0	0
Closing Balance			0	124
Restated* general provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		0	333	1,857
Charged to Income			(333)	(1,524)
Charged directly to Equity
Changes in Tax Rate			0	0
Exchange Differences			0	0
Closing Balance			0	333
Carried forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance	630	630	3,494	194
Charged to Income	0	0	(2,864)	3,300
Charged directly to Equity
Changes in Tax Rate			0	0
Exchange Differences			0	0
Closing Balance	630	630	630	3,494
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance	(630)	(630)	(700)	(403)
Charged to Income	0	0	70	(297)
Charged directly to Equity
Changes in Tax Rate			0	0
Exchange Differences			0	0
Closing Balance	$ (630)	(630)	(630)	(700)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		$ 0	215	125
Charged to Income			(215)	90
Charged directly to Equity
Changes in Tax Rate			0	0
Exchange Differences			0	0
Closing Balance			$ 0	$ 215